COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments to extend credit
Off-Balance Sheet Risks [Abstract]
Fixed Rate	$ 154,519	$ 135,449
Variable Rate	922,192	816,850
Standby letters of credit
Off-Balance Sheet Risks [Abstract]
Fixed Rate	20	715
Variable Rate	$ 13,786	$ 12,312